AB Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 63.4%
Information Technology – 18.8%
Semiconductors & Semiconductor Equipment – 8.1%
Broadcom, Inc.	104,638	$25,329,721
KLA Corp.	8,023	6,072,448
NVIDIA Corp.	394,901	53,362,972
NXP Semiconductors NV	36,387	6,954,647
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	48,723	9,419,131

		101,138,919

Software – 8.1%
Adobe, Inc.(a)	14,384	5,970,654
HubSpot, Inc.(a)	8,552	5,044,825
Microsoft Corp.	146,248	67,326,729
Oracle Corp.	95,455	15,800,666
ServiceNow, Inc.(a)	5,751	5,814,779

		99,957,653

Technology Hardware, Storage & Peripherals – 2.6%
Apple, Inc.	159,220	31,979,337

		233,075,909

Financials – 10.3%
Banks – 2.3%
Bank of America Corp.	260,133	11,479,669
Wells Fargo & Co.	227,882	17,041,016

		28,520,685

Capital Markets – 3.5%
Charles Schwab Corp. (The)	203,632	17,988,851
Goldman Sachs Group, Inc. (The)	28,019	16,824,009
S&P Global, Inc.	17,472	8,960,690

		43,773,550

Financial Services – 3.2%
Fiserv, Inc.(a)	49,546	8,065,593
Visa, Inc. - Class A	86,068	31,431,173

		39,496,766

Insurance – 1.3%
Progressive Corp. (The)	32,256	9,190,702
Willis Towers Watson PLC	22,711	7,189,167

		16,379,869

		128,170,870

Communication Services – 7.9%
Diversified Telecommunication Services – 0.6%
Comcast Corp. – Class A	226,503	7,830,209

Entertainment – 1.2%
Walt Disney Co. (The)	131,784	14,896,863

Interactive Media & Services – 5.3%
Alphabet, Inc. - Class C	188,837	32,640,475

Company	Shares	U.S. $ Value
Meta Platforms, Inc. - Class A	50,783	$32,881,485

		65,521,960

Wireless Telecommunication Services – 0.8%
T-Mobile US, Inc.	40,145	9,723,119

		97,972,151

Health Care – 6.4%
Biotechnology – 1.0%
Regeneron Pharmaceuticals, Inc.	5,881	2,883,337
Vertex Pharmaceuticals, Inc.(a)	20,629	9,119,049

		12,002,386

Health Care Equipment & Supplies – 0.6%
Medtronic PLC	95,003	7,883,349

Health Care Providers & Services – 1.5%
Labcorp Holdings, Inc.	25,860	6,438,364
UnitedHealth Group, Inc.	40,552	12,243,055

		18,681,419

Life Sciences Tools & Services – 1.7%
IQVIA Holdings, Inc.(a)	53,683	7,533,335
Thermo Fisher Scientific, Inc.	16,745	6,745,221
Waters Corp.(a)	18,117	6,327,181

		20,605,737

Pharmaceuticals – 1.6%
Eli Lilly & Co.	7,129	5,258,849
Merck & Co., Inc.	60,271	4,631,224
Roche Holding AG (Sponsored ADR)(b)	160,141	6,453,682
Zoetis, Inc.	24,922	4,202,597

		20,546,352

		79,719,243

Industrials – 6.3%
Aerospace & Defense – 0.7%
RTX Corp.	60,829	8,301,942

Building Products – 0.5%
Otis Worldwide Corp.	67,475	6,433,741

Commercial Services & Supplies – 0.6%
Veralto Corp.	75,525	7,630,291

Electrical Equipment – 1.8%
Eaton Corp. PLC	37,352	11,960,110
GE Vernova, Inc.	21,719	10,272,653

		22,232,763

Ground Transportation – 0.7%
CSX Corp.	282,992	8,939,718

Machinery – 1.1%
Deere & Co.	13,860	7,016,764
PACCAR, Inc.	17,418	1,634,679

Company	Shares	U.S. $ Value
Pentair PLC	47,713	$4,732,175

		13,383,618

Professional Services – 0.4%
Booz Allen Hamilton Holding Corp.	42,727	4,539,744

Trading Companies & Distributors – 0.5%
United Rentals, Inc.	8,419	5,963,851

		77,425,668

Consumer Discretionary – 5.1%
Broadline Retail – 3.0%
Amazon.com, Inc.(a)	177,987	36,489,115

Hotels, Restaurants & Leisure – 0.6%
Hyatt Hotels Corp. - Class A(b)	24,122	3,184,828
Starbucks Corp.	50,982	4,279,939

		7,464,767

Specialty Retail – 1.5%
AutoZone, Inc.(a)	2,175	8,119,362
Home Depot, Inc. (The)	29,208	10,757,014

		18,876,376

		62,830,258

Consumer Staples – 3.4%
Beverages – 0.8%
Coca-Cola Co. (The)	138,945	10,017,935

Consumer Staples Distribution & Retail – 2.0%
Costco Wholesale Corp.	5,603	5,828,129
Dollar Tree, Inc.(a)	31,086	2,805,822
Walmart, Inc.	162,985	16,089,879

		24,723,830

Household Products – 0.6%
Procter & Gamble Co. (The)	43,752	7,433,027

		42,174,792

Energy – 1.6%
Energy Equipment & Services – 0.8%
Baker Hughes Co.	250,727	9,289,435

Oil, Gas & Consumable Fuels – 0.8%
EOG Resources, Inc.	95,255	10,341,836

		19,631,271

Materials – 1.4%
Chemicals – 1.4%
Corteva, Inc.	102,870	7,283,196
Linde PLC	18,130	8,477,225
LyondellBasell Industries NV - Class A	25,767	1,455,578

		17,215,999

Company	Shares	U.S. $ Value

Real Estate – 1.2%
Industrial REITs – 0.7%
Prologis, Inc.	79,785	$8,664,651

Specialized REITs – 0.5%
Digital Realty Trust, Inc.	37,537	6,438,346

		15,102,997

Utilities – 1.0%
Electric Utilities – 0.5%
American Electric Power Co., Inc.	65,539	6,782,631

Multi-Utilities – 0.5%
Ameren Corp.	62,561	6,060,910

		12,843,541

Total Common Stocks (cost $473,983,865)		786,162,699

INVESTMENT COMPANIES – 35.4%
Funds and Investment Trusts – 35.4%(c) (d)
AB Discovery Growth Fund, Inc. - Class Z	2,358,742	28,988,933
AB Trust - AB Discovery Value Fund - Class Z	1,940,720	37,281,230
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	3,401,550	46,907,369
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	18,281,947	274,960,483
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	2,262,893	25,389,660
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	856,695	25,212,541

Total Investment Companies (cost $367,359,210)		438,740,216

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $14,123,422)	14,123,422	14,123,422

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $855,466,497)		1,239,026,337

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $5,734,597)	5,734,597	5,734,597

U.S. $ Value

Total Investments – 100.4% (cost $861,201,094)(f)	1,244,760,934
Other assets less liabilities – (0.4)%	(4,696,531)

Net Assets – 100.0%	$1,240,064,403

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of May 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $398,826,199 and gross unrealized depreciation of investments was $(15,266,359), resulting in net unrealized appreciation of $383,559,840.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Wealth Appreciation Strategy

May 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$786,162,699	$—	$—	$786,162,699
Investment Companies	438,740,216	—	—	438,740,216
Short-Term Investments	14,123,422	—	—	14,123,422
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,734,597	—	—	5,734,597

Total Investments in Securities	1,244,760,934	—	—	1,244,760,934
Other Financial Instruments(b)	—	—	—	—

Total	$1,244,760,934	$—	$—	$1,244,760,934

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2025 is as follows:

						Distributions
Fund	Market Value 08/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr (Depr) (000)	Market Value 05/31/2025 (000)	Dividend Income (000)	Realized Gains (000)
AB Government Money Market Portfolio	$1,907	$106,691	$94,475	$0	$0	$14,123	$248	$0
AB Discovery Growth Fund, Inc.	29,053	754	0	0	(818)	28,989	0	0
AB Trust - AB Discovery Value Fund	41,787	5,474	2,306	(102)	(7,572)	37,281	5,474	0
Bernstein Fund, Inc. - International Small Cap Portfolio	60,771	1,484	18,588	287	2,953	46,907	1,484	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	325,827	12,554	90,281	8,215	18,645	274,960	7,584	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	28,764	3,743	1,339	(4)	(5,774)	25,390	3,744	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	32,169	716	8,892	(745)	1,965	25,213	715	0
AB Government Money Market Portfolio*	3,446	26,823	24,534	0	0	5,735	88	0
Total	$523,724	$158,239	$240,415	$7,651	$9,399	$458,598	$19,337	$0

*	Investments of cash collateral for securities lending transactions.